Other Assets, Net	12 Months Ended
Dec. 31, 2014
OTHER ASSETS, NET: [Abstract]
Other Assets, Net

14. OTHER ASSETS, NET

	As of December 31, (in thousands)
	2013	2014
Deferred tax assets, net	$958	$18,704
Employee advance	4,796	6,093
Accrued interest income	1,132	2,273
Others	915	2,020
Prepayment for Sohu services	259	—

Total	$8,060	$29,090